Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed, Consolidated Statements of Income
Depreciation of flight equipment		$ 478,754			$ 457,994						$ 958,404	$ 909,411	$ 1,864,735	$ 1,963,175	$ 1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		44,783			43,815						52,127	148,387	170,328	552,762	35,448
Aircraft impairment charges on flight equipment held for use		30,254									41,425	6,538	1,567,180	1,110,427	50,884
(Loss) income before taxes		93,908	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	246,121	218,428	(1,033,979)	(764,636)	1,383,164
Provision for income taxes	(164,000)	(129,157)			33,972						(75,953)	75,264	(310,078)	(268,968)	495,989
NET (LOSS) INCOME		223,065	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	322,074	143,164	(723,901)	(495,668)	887,175
Previously reported
Condensed, Consolidated Statements of Income
Depreciation of flight equipment					459,689							912,220		1,954,883	1,959,448
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed					43,815							147,125		550,034	34,730
Aircraft impairment charges on flight equipment held for use														948,679	52,938
(Loss) income before taxes				(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		223,419		(591,868)	1,396,167
Provision for income taxes					33,377							77,018		(208,110)	500,538
NET (LOSS) INCOME				$ (837,685)	$ 72,680	$ 73,721	$ (326,050)	$ (105,535)	$ 110,753	$ (62,926)		$ 146,401		$ (383,758)	$ 895,629